Summary of Significant Accounting Policies (Details) - USD ($)				12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2023	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Nov. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses								$ 521,007
Allowance for credit losses								522,191
Estimated useful life				5 years
Lease term				12 months
Written-down of inventories								13,206
Vesting period term			6 months
Management approach to determine reportable segments description				The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group.
Executive Chairman				Executive Chairman
Related Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 522,191		522,191
Government Subsidies [Member]
Summary of Significant Accounting Policies [Line Items]
Written-down of inventories						$ 0.9
DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Management approach to determine reportable segments description					The Company performs research and development activities of its own and for others substantially in one location using resources common to internal research activities and revenue-producing services, which have been limited to date.
Executive Chairman					Executive Chairman
FDIC insured limits					$ 250,000
Other revenue		$ 100,000
Cash equivalents
Impairment charges on long-lived assets
DiamiR Biosciences Corp. [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Other revenue	$ 60,000
Accounts receivable	$ 107,400
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term				9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term				21 months 15 days
Maximum [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC insured limits									$ 250,000
Unbilled Revenues [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Contract asset							$ 89,281